NOTE 5 - RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 13, 2014	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Share-based Compensation		$ 760,000	$ 230,400
Stock Issued During Period, Value, Issued for Services		30,400	230,400
Development Stage Entities, Stock Issued, Shares, Issued for Cash (in Shares)	6,539,233	2,765,400	17,440,940
Development Stage Entities, Stock Issued, Value, Issued for Cash	326,962	138,270	872,047	9,560
Due to Related Parties		1,450	1,450	1,450
Accrued Salaries, Current		$ 23,300	$ 23,300